Note 10 - Commitments and Contingencies (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jul. 31, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Lessee Leasing Arrangements, Operating Leases, Term of Contract	10 years
Operating Leases, Rent Expense	$ 346,768	$ 449,975	$ 885,238	$ 788,609	$ 815,134
Contingent Payment to Shareholders				$ 99,723	$ 247,640